Bonds Payable - Maturities (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 CAD ($)
Bonds Payable
Principal	$ 37,320	€ 25,000
Total	36,545		$ 36,107
2025
Bonds Payable
Interest	2,127
Total	2,127
2026
Bonds Payable
Interest	2,127
Total	2,127
2027
Bonds Payable
Interest	2,127
Total	2,127
2028
Bonds Payable
Interest	2,127
Total	2,127
2029
Bonds Payable
Interest	2,127
Total	2,127
2030
Bonds Payable
Interest	2,127
Total	2,127
2031
Bonds Payable
Interest	2,127
Total	2,127
2032
Bonds Payable
Interest	2,127
Total	2,127
2033
Bonds Payable
Principal	37,320
Interest	2,127
Total	$ 39,447